Other Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Huntington Bancshares Incorporated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 amount	$ 6,099,629	$ 5,741,410
Tier 1 ratio	12.28%	12.02%
Risk based capital amount	7,239,035	6,928,339
Risk based capital ratio	14.57%	14.50%
Tier 1 Leverage amount	6,099,629	5,741,410
Tier 1 Leverage ratio	10.67%	10.36%
Huntington National Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 amount	5,682,067	5,003,247
Tier 1 ratio	11.45%	10.49%
Risk based capital amount	6,520,190	6,093,620
Risk based capital ratio	13.14%	12.78%
Tier 1 Leverage amount	$ 5,682,067	$ 5,003,247
Tier 1 Leverage ratio	9.97%	9.05%